CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.01	$ 0.01
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	58,398,281	9,894,734
Ordinary shares outstanding	58,398,281	9,894,734